Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
11.	PROPERTY, PLANT AND EQUIPMENT

During the six months ended June 30, 2026, the Group completed the acquisition of a hotel building located in New York City, United States, for a total consideration of US$69,000,000. The transaction was accounted for as an asset acquisition as it did not meet the definition of a business under IFRS 3. Upon completion of the acquisition, the property commenced operations under the name “AMTD IDEA Tribeca Hotel”. Also, the Group completed the acquisition of several subsidiaries as disclosed in note 21, resulting in the aggregate addition of hotel buildings and related properties recognized at a provisional fair value of US$326,689,000. These assets and its associated operational results are reported within the Group’s “hotel operation, hospitality and VIP services” segment.

As of June 30, 2026, the Group’s properties are stated at valuation of US$976,357,000 which is a Level 3 fair value measurement. There was no transfer into or out of level 3 during the period. During the six months ended June 30, 2026, the Group has recognized the revaluation gain of US$8,549,000 to the other comprehensive income.

There has been no change to the valuation techniques during the period. In estimating the fair value of the properties, the highest and best use of the properties is their current use.